Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Sep. 30, 2013
Other Comprehensive Income (Loss) [Abstract]
Schedule of accumulated other comprehensive income (loss)
The following table summarizes the changes in accumulated other comprehensive income (loss) by component for the fiscal year ended September 30, 2013 (in millions):

	Deferred Loss on Cash Flow Hedges	Defined Benefit Pension and Postretirement Plans	Foreign Currency Items	Total (1)
Balance at September 30, 2012	$(0.2)	$(547.8)	$47.5	$(500.5)
Other comprehensive income (loss) before reclassifications	—	190.4	(15.0)	175.4
Amounts reclassified from accumulated other comprehensive income	—	24.5	—	24.5
Net current period other comprehensive income (loss)	—	214.9	(15.0)	199.9
Balance at September 30, 2013	$(0.2)	$(332.9)	$32.5	$(300.6)

(1)     All amounts are net of tax and noncontrolling interest.

Schedule of other comprehensive income (loss)
A summary of the components of other comprehensive income (loss) for the years ended September 30, 2013, 2012 and 2011, is as follows (in millions):

Fiscal 2013	Pre-Tax Amount	Tax	Net of Tax Amount
Foreign currency translation loss	$(15.1)	$—	$(15.1)
Net actuarial gain arising during period	303.9	(119.8)	184.1
Amortization of net actuarial loss	39.3	(15.1)	24.2
Prior service credit arising during the period	5.2	(2.0)	3.2
Amortization of prior service cost	1.5	(0.6)	0.9
Other adjustments	—	4.2	4.2
Consolidated other comprehensive income	334.8	(133.3)	201.5
Less: Other comprehensive income attributable to noncontrolling interests	(1.6)	—	(1.6)
Other comprehensive income attributable to Rock-Tenn Company shareholders	$333.2	$(133.3)	$199.9

Fiscal 2012	Pre-Tax Amount	Tax	Net of Tax Amount
Foreign currency translation gain	$18.3	$—	$18.3
Net deferred loss on cash flow hedges	(0.1)	0.1	—
Reclassification adjustment of net loss on cash flow hedges included in earnings	2.3	(0.9)	1.4
Net actuarial loss arising during period	(375.0)	140.8	(234.2)
Amortization of net actuarial loss	21.4	(8.1)	13.3
Prior service cost arising during period	(2.2)	0.8	(1.4)
Amortization of prior service cost	0.7	(0.3)	0.4
Consolidated other comprehensive loss	(334.6)	132.4	(202.2)
Less: Other comprehensive loss attributable to noncontrolling interests	0.9	—	0.9
Other comprehensive loss attributable to Rock-Tenn Company shareholders	$(333.7)	$132.4	$(201.3)

Fiscal 2011	Pre-Tax Amount	Tax	Net of Tax Amount
Foreign currency translation loss	$(13.0)	$0.1	$(12.9)
Net deferred loss on cash flow hedges	(0.4)	0.1	(0.3)
Reclassification adjustment of net loss on cash flow hedges included in earnings	6.9	(2.9)	4.0
Net actuarial loss arising during period	(336.0)	124.8	(211.2)
Amortization of net actuarial loss	18.9	(6.7)	12.2
Prior service credit arising during period	0.3	—	0.3
Amortization of prior service cost	0.7	(0.3)	0.4
Consolidated other comprehensive loss	(322.6)	115.1	(207.5)
Less: Other comprehensive loss attributable to noncontrolling interests	0.5	—	0.5
Other comprehensive loss attributable to Rock-Tenn Company shareholders	$(322.1)	$115.1	$(207.0)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table summarizes the reclassifications out of accumulated other comprehensive income by component for the year ended September 30, 2013 (in millions):

	Year Ended September 30,
	2013
	Pretax	Tax	Net of Tax
Amortization of defined benefit pension and postretirement items (1)
Actuarial losses(2)	(38.6)	15.0	(23.6)
Prior service costs (2)	(1.5)	0.6	(0.9)
Total reclassifications for the period	$(40.1)	$15.6	$(24.5)

(1)	Amounts in parentheses indicate charges to earnings. Amounts pertaining to noncontrolling interests are excluded.

(2)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See “Note 12. Retirement Plans” for additional details.